Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Current
Federal	$ 74,445	$ 160,892	$ 224,197	$ 303,258	$ 613,217	$ 253,426
State
Deferred
Federal	(28,597)	(52,253)	(35,347)	(48,069)	2,975	48,070
State
Income tax provision	$ 45,848	$ 108,639	$ 188,850	$ 255,189	$ 616,192	$ 301,496